Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee does not take material non-public information into account when determining the timing and terms of long-term incentive awards, and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation. The Committee grants annual equity awards as of the date of the Committee’s February meeting, and the Committee approves grants to any newly hired or promoted executives effective on the date of hire or promotion.

Award Timing Method	The Committee grants annual equity awards as of the date of the Committee’s February meeting, and the Committee approves grants to any newly hired or promoted executives effective on the date of hire or promotion.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take material non-public information into account when determining the timing and terms of long-term incentive awards, and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false